Schedule of Reverse Recapitalization (Details) - shares			1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 23, 2025	Oct. 22, 2025	Apr. 30, 2026	Feb. 28, 2026	Aug. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Jun. 30, 2026	[1],[2]	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024		Mar. 31, 2026	[1],[2]	Jun. 30, 2025	[1],[2]	Mar. 31, 2025	[1],[2]	Dec. 31, 2023
Issuance of shares as a result of Conversion of convertible notes, shares		8,048,770
Issuance of common stock upon exercise of stock option, shares		8,048,770									26,321		6,772
Consilium Frontier Equity Fund LP [Member]
Issuance of common stock upon cashless exercise of stock option, shares		3,320,241
Fusemachines Inc [Member]
Converted into common stock		5,950,673
Issuance of common stock upon cashless exercise of stock option, shares		7,967,237											45,000
Common Class A [Member] | CSLM Acquisition Corp [Member]
Issuance of shares as a result of Conversion of convertible notes, shares		1,976,050
Converted into common stock		901,955
Class A & Class B Common Stock [Member] | CSLM Acquisition Corp [Member]
Converted into common stock		4,743,749
IPO [Member]
Issuance of common stock upon cashless exercise of stock option, shares		18,975,000
IPO [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon exercise of stock option, shares		1,897,486
PIPE Financing [Member]
Issuance of common stock upon cashless exercise of stock option, shares		1,184,000
Common Stock [Member]
Issuance of shares as a result of Conversion of convertible notes, shares													1,976,050
Converted into common stock		1,897,486
Issuance of common stock upon exercise of stock option, shares			19,741	1,715	745,896				26,321		26,321	[1],[2]			17,205
Issuance of common stock upon cashless exercise of stock option, shares	588,235	408,639		974	666,662	7,500	7,500	7,500	19,741		21,456	[1],[2]	745,896
Total shares of Fusemachines Inc. common stock issued to CSLM security holders													12,456,071
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger									28,985,302		28,985,302	[1],[2]	28,938,266	[1],[2]	7,264,192	[1],[2]	28,939,240		7,270,964		7,270,964		6,067,341
Common Stock [Member] | Previously Reported [Member]
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger															11,039,388	[1],[2]							9,220,534
Common Stock [Member] | Consilium Frontier Equity Fund LP [Member]
Total shares of Fusemachines Inc. common stock issued to CSLM security holders		12,456,071
Common Stock [Member] | Consilium Frontier Equity Fund LP [Member] | Previously Reported [Member]
Total shares of Fusemachines Inc. common stock issued to CSLM security holders		12,456,070
Common Stock [Member] | Fusemachines Inc [Member]
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger		28,350,031
Common Stock [Member] | Fusemachines Inc [Member] | Previously Reported [Member]
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger		28,350,030
Common Stock [Member] | 3rd Amended and Restated Promissory Note [Member]
Issuance of shares as a result of Conversion of convertible notes, shares		408,639

[1]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[2]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.